CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Cash flows from operating activities:
Net Loss	$ (7,184)	$ (6,293)	$ (12,897)
Income from discontinued operations		273
Loss from continuing operations	(7,184)	(6,566)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	158	139
Increase in trade receivables	(220)	(97)
Decrease (increase) in other accounts receivable and prepaid expenses	(336)	118
Stock-based compensation	471	467
Change in fair value of warrants related to share purchase agreement	(22)	(56)
Increase (decrease) in trade payables	(154)	337
Increase (decrease) in other accounts payable and accruals	(274)	436
Net cash used in operating activities from continuing operation	(7,561)	(5,222)
Net cash provided by operating activities from discontinued operations		632
Net cash used in operating activities	(7,561)	(4,590)
Cash flows from investing activities:
Purchase of property and equipment	(74)	(290)
Investment in short-term bank deposits	(3,003)	(9,850)
Increase in restricted cash	(35)	(1)
Net cash used in investing activities from continuing operations	(3,112)	(10,141)
Net cash used in investing activities from discontinued operations
Net cash used in investing activities	(3,112)	(10,141)
Cash flows from financing activities:
Issuance of shares, net	2,956	2,864
Net cash provided by financing activities	2,956	2,864
Decrease in cash and cash equivalents	(7,717)	(11,867)
Cash and cash equivalents at beginning of period	16,774	30,798	30,798
Cash and cash equivalents at end of period	$ 9,057	$ 18,931	$ 16,774